Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments, are as follows (in thousands):

Year ending December 31,	Operating Leases
2016	$1,338
2017	1,338
2018	1,338
2019	1,315
2020	1,200
Thereafter (1)	18,588
Total	$25,117

(1)	Includes certain lease option renewals that are reasonably assured.